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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sectoral Asset Management Inc.
                 --------------------------------
   Address:      1000 Sherbrooke West, Suite 2120
                 --------------------------------
                 Montreal, QC H3A 3G4 Canada
                 --------------------------------

Form 13F File Number: 028-10653
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jerome Pfund
         -------------------------------
Title:   Chief Executive Officer
         -------------------------------
Phone:   514-849-8777
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Jerome Pfund, Chief Executive Officer,  Montreal, Quebec, Canada,  August 5, 2008
------------------------------------------  -------------------------  --------------
              [Signature]                          [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 62
                                        --------------------

Form 13F Information Table Value Total: $ 2,866,375
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                    FORM 13F INFORMATION TABLE - June 30,2008

       ITEM 1           ITEM 2    ITEM 3     ITEM 4           ITEM 5        ITEM 6  ITEM 7             ITEM 8
---------------------  --------  ---------  -------  --------------------  -------  ------  ---------  ------  -------
   NAME OF ISSUER      TITLE OF    CUSIP     VALUE      SH/PRN  SH/  PUT/  INVSTMT  OTHER      SOLE    SHARED  NONE
                        CLASS               (x1000)     AMOUNT  PRN  CALL  DISCRTN  MGRS
ABBOTT LABS             COMMON   002824100    7,376    139,258   SH        SOLE                53,890      0    85,368
AFFYMAX INC             COMMON   00826A109    2,824    177,490   SH        SOLE                56,490      0   121,000
ALEXION PHARM INC       COMMON   015351109   77,587  1,070,164   SH        SOLE             1,005,091      0    65,073
ALIGN TECH INC          COMMON   016255101    3,753    357,810   SH        SOLE               168,752      0   189,058
ALLERGAN INC            COMMON   018490102   18,407    353,650   SH        SOLE               298,450      0    55,200
AMGEN INC               COMMON   031162100  236,600  5,016,959   SH        SOLE             4,640,404      0   376,555
AMYLIN PHARM INC        COMMON   032346108   77,800  3,064,200   SH        SOLE             2,887,800      0   176,400
ARDEA BIOSCIENCES       COMMON   03969P107    1,915    149,402   SH        SOLE               149,402      0         0
ARRAY BIOPHARMA INC     COMMON   04269X105    1,086    231,146   SH        SOLE               231,146      0         0
ASTRAZENECA             SP ADR   046353108      839     19,733   SH        SOLE                19,733      0         0
AUXILIUM PHARMACEUTL    COMMON   05334D107   87,008  2,587,992   SH        SOLE             2,456,992      0   131,000
BARR PHARMACEUTICALS    COMMON   068306109    9,900    219,600   SH        SOLE               219,600      0         0
BIOGEN IDEC INC         COMMON   09062X103  112,507  2,013,000   SH        SOLE             1,913,000      0   100,000
BRISTOL MYERS SQUIBB    COMMON   110122108    7,565    368,490   SH        SOLE               144,790      0   223,700
CARDIOME PHARMA CORP    COMMON   14159U202   33,455  3,801,701   SH        SOLE             3,588,607      0   213,094
CELGENE CORP            COMMON   151020104  232,134  3,634,480   SH        SOLE             3,354,340      0   280,140
CEPHALON INC            COMMON   156708109    7,608    114,080   SH        SOLE               114,080      0         0
COUGAR BIOTECH          COMMON   222083107    2,074     87,042   SH        SOLE                87,042      0         0
CUBIST PHARMACEUT       COMMON   229678107   38,959  2,181,354   SH        SOLE             2,067,354      0   114,000
CV THERAPEUTICS INC     COMMON   126667104   31,847  3,869,629   SH        SOLE             3,650,429      0   219,200
DEXCOM INC              COMMON   252131107    6,268  1,037,729   SH        SOLE               722,442      0   315,287
DR REDDYS LABS LTD       ADR     256135203    5,547    355,600   SH        SOLE               355,600      0         0
DYNAVAX TECHNOLOGIS     COMMON   268158102    3,905  2,674,927   SH        SOLE             2,474,927      0   200,000
ENDO PHARM HLDGS INC    COMMON   29264F205    9,799    405,100   SH        SOLE               370,400      0    34,700
FOREST LABS INC         COMMON   345838106    7,625    219,500   SH        SOLE               219,500      0         0
GENENTECH INC           COMMON   368710406  134,108  1,766,900   SH        SOLE             1,663,200      0   103,700
GENZYME CORP            COMMON   372917104  241,302  3,357,012   SH        SOLE             3,079,256      0   277,756
GILEAD SCIENCES INC     COMMON   375558103  210,542  3,976,244   SH        SOLE             3,713,136      0   263,108
GIVEN IMAGING          ORD SHS   M52020100    3,053    207,154   SH        SOLE                89,194      0   117,960
HUMAN GENOME SCI        COMMON   444903108   25,840  4,959,669   SH        SOLE             4,696,559      0   263,110

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
ICAGEN INC              COMMON   45104P104      732    469,546   SH        SOLE               469,546      0         0
ILLUMINA INC            COMMON   452327109  141,020  1,618,873   SH        SOLE             1,528,673      0    90,200
INTERMUNE INC           COMMON   45884X103   56,565  4,311,350   SH        SOLE             3,958,784      0   352,566
INVITROGEN CORP         COMMON   46185R100   93,729  2,387,400   SH        SOLE             2,244,000      0   143,400
ISIS PHARMACEUTICALS    COMMON   464330109   36,006  2,641,655   SH        SOLE             2,500,155      0   141,500
K V PHARMACEUTICAL       CL A    482740206    6,044    312,663   SH        SOLE               306,376      0     6,287
LUMINEX CORP DEL        COMMON   55027E102   38,697  1,883,051   SH        SOLE             1,784,305      0    98,746
MEDAREX INC             COMMON   583916101   14,033  2,123,000   SH        SOLE             2,005,000      0   118,000
MEDICINES CO            COMMON   584688105   49,417  2,493,279   SH        SOLE             2,365,316      0   127,963
MEDTRONIC INC           COMMON   585055106    1,344     25,980   SH        SOLE                    80      0    25,900
MICROMET INC            COMMON   59509C105    1,716    647,576   SH        SOLE               647,576      0         0
MOMENTA PHARMACEUTIC    COMMON   60877T100    7,104    577,592   SH        SOLE               446,494      0   131,098
MYLAN INC               COMMON   628530107    5,552    460,000   SH        SOLE               460,000      0         0
MYRIAD GENETICS INC     COMMON   62855J104  134,142  2,946,880   SH        SOLE             2,715,480      0   231,400
NEKTAR THERAPEUTICS     COMMON   640268108    6,162  1,839,360   SH        SOLE             1,734,360      0   105,000
NOVARTIS AG             SP ADR   66987V109    4,761     86,499   SH        SOLE                86,499      0         0
NOVO-NORDISK AS          ADR     670100205    1,076     16,300   SH        SOLE                     0      0    16,300
ONYX PHARMACEUTICALS    COMMON   683399109  130,244  3,658,536   SH        SOLE             3,385,473      0   273,063
OSI PHARMACEUTICALS     COMMON   671040103  106,603  2,579,942   SH        SOLE             2,373,142      0   206,800
PROGENICS PHARMACEUT    COMMON   743187106   59,986  3,779,848   SH        SOLE             3,384,997      0   394,851
SAVIENT PHARMA          COMMON   80517Q100  105,585  4,173,333   SH        SOLE             3,866,829      0   306,504
SCHERING PLOUGH CORP    COMMON   806605101   11,238    570,730   SH        SOLE               246,304      0   324,426
SEQUENOM INC            COMMON   817337405    7,273    455,700   SH        SOLE               422,600      0    33,100
SHIRE LIMITED           SP ADR   82481R106   15,304    311,500   SH        SOLE               289,800      0    21,700
ST JUDE MEDICAL INC     COMMON   790849103      832     20,350   SH        SOLE                     0      0    20,350
STRYKER CORP            COMMON   863667101    4,726     75,160   SH        SOLE                22,160      0    53,000
TEVA PHARMACEUTICAL      ADR     881624209   17,322    378,202   SH        SOLE               354,702      0    23,500
VARIAN MED SYS INC      COMMON   92220P105    7,680    148,118   SH        SOLE                57,426      0    90,692
VERTEX PHARMACEUTICL    COMMON   92532F100  124,701  3,725,759   SH        SOLE             3,434,159      0   291,600
VOLCANO CORPORATION     COMMON   928645100    3,533    289,594   SH        SOLE                90,639      0   198,955
WYETH                   COMMON   983024100   13,153    274,249   SH        SOLE               120,699      0   153,550
ZYMOGENETICS INC        COMMON   98985T109   20,862  2,477,683   SH        SOLE             2,332,683      0   145,000